Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Other Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 1		$ 12,661,378	$ 64,020	$ (12,319,954)	$ 405,445
Balance, shares at Dec. 31, 2022		1
Capital contribution by shareholders				17,525,456			17,525,456
Net loss						(12,117,569)	(12,117,569)
Balance at Dec. 31, 2023		$ 1		30,186,834	64,020	(24,437,523)	5,813,332
Balance, shares at Dec. 31, 2023		1
Capital contribution by shareholders				104,200,001			104,200,001
Net loss						(24,852,333)	(24,852,333)
Balance at Dec. 31, 2024		$ 1		134,386,835	64,020	(49,289,856)	85,161,000
Balance, shares at Dec. 31, 2024		1
Net loss						(231,910,985)	(231,910,985)
Reverse recapitalization		$ 584	$ 166	2,381,974			2,382,724
Reverse recapitalization, shares		2,923,224	832,172
Balance at Dec. 31, 2025		$ 585	$ 166	$ 136,768,809	$ 64,020	$ (281,200,841)	$ (144,367,261)
Balance, shares at Dec. 31, 2025	[1]	2,923,225	832,172

[1]	The Company’s shareholders approved to implement a two hundred (200)-for-one (1) share consolidation of all of its authorized, issued and unissued ordinary shares, see Note 8.